Interim Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ / shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
General and administrative expenses	$ 24,967	$ 18,656
Selling and marketing expenses	1,240	1,380
Research and development expenses, net	2,547	1,640
Amortization of Intangible Assets	1,452	2,075
Operating loss	(30,206)	(23,751)
Finance income	21,114	9,854
Finance expenses	36,358	10,724
Loss before income tax	(45,450)	(24,621)
Income tax
Net loss	(45,450)	(24,621)
Other comprehensive loss	(3,166)	(1,691)
Total comprehensive loss	(48,616)	(26,312)
Net loss attributable to:
Equity holders of the Company	(44,348)	(23,638)
Non- controlling interest	$ (1,102)	$ (983)
Basic loss per share attributable to shareholders	$ (152)	$ (4,065)	[1]
Diluted loss per share attributable to shareholders	$ (152)	$ (4,065)	[1]

[1]	The share and per share information in these financial statements reflects the 1-for-28.5, 1-for-4.1 1-for-7, 1-for-10.89958, 1-for-8, 1:4.8828125, 1-for-20 and 1-for-2.285 reverse share splits that became effective on January 15, 2025, June 16, 2025, August 7, 2025, October 23, 2025, November 18, 2025, February 17, 2026, May 11, 2026 and June 1, 2026, respectively, of the Company’s issued and outstanding Ordinary Shares. See also Note 1.D to 1.K.